Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2025
Redeemable noncontrolling interests
Schedule of carrying amount of redeemable noncontrolling interests

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	27,200	27,200	—	—
Redemption of redeemable noncontrolling interests	—	(27,200)	—	—
Balance as of December 31	27,200	—	—	—